CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Bank accounts		R$ 95	R$ 117
Cash equivalents
Bank certificates of deposit (CDBs)	[1]	1,049	625
Overnight	[2]	294	81
Others		3	2
Short term investments		1,346	708
Cash and cash equivalents		R$ 1,441	R$ 825
Bottom of range [member]
Cash equivalents
Percentage of fixed interest rate		13.62%	8.87%
Top of range [member]
Cash equivalents
Percentage of fixed interest rate		13.64%	9.14%

[1]	Certificados de Depósito Bancário
[2]	Overnight